OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2017	$1,524	$(82)	$1,442
Additions	-	55	55
Disposals	(315)	(31)	(346)

At December 31, 2017	1,209	(58)	1,151
Additions	-	-	-
Disposals	(1,062)	(12)	(1,074)

At December 31, 2018	147	(70)	77

Accumulated amortization:

At January 1, 2017	1,307	(110)	1,197
Amortization charge for the year	120	40	160
Disposals	(346)	-	(346)

At December 31, 2017	1,081	(70)	1,011
Amortization charge for the year	(6)	(7)	(13)
Disposals	(1,062)	-	(1,062)

At December 31, 2018	13	(77)	(64)

Other assets, net:

At December 31, 2018	$134	$7	$141

At December 31, 2017	$128	$12	$140

Schedule of Other Intangible Assets, Amortization Expenses	Estimated amortization expenses by years are as follows:
Year	Estimated amortization expenses

2019	(19)
2020	-
2021	33
2022 and thereafter	127

$141